MoA Intermediate Bond Fund Annual Fund Operating Expenses - MoA Intermediate Bond Fund - MoA Intermediate Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.47%